Document and Entity Information	May. 03, 2016
Prospectus:
Document Type	497
Document Period End Date	May 03, 2016
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	May 03, 2016
Document Effective Date	May 03, 2016
Prospectus Date	Oct. 01, 2015
Growth Fund | Growth Fund
Prospectus:
Trading Symbol	VCULX